LONG-TERM OPERATING COMMITMENTS	12 Months Ended
Dec. 31, 2025
LONG-TERM OPERATING COMMITMENTS
LONG-TERM OPERATING COMMITMENTS
NOTE 30 - LONG‑TERM OPERATING COMMITMENTS
The Company’s long‑term commitments, primarily related to electricity purchase and sale agreements, are as follows:

Commitments	2027	2028	2029	2030	2031	After 2031
Regulated Prescription	6,454,175	6,272,258	6,255,744	6,255,744	6,255,788	62,433,076
Energy purchase	2,805,169	2,236,200	1,861,602	1,804,670	1,464,963	8,033,391
Accounting Policy
The Company discloses its commitments to the acquisition of transmission and generation infrastructure. In addition, commitments related to energy purchase agreements are also presented.
These commitments represent arrangements that may result in future cash outflows or the use of other resources. They are presented with the contractual amounts agreed upon, based on the prices in effect at the reporting date, without applying contractual indexation or inflationary adjustments.